Schedule of variations in the EBIT margin and WACC (Details)	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Apreciation (devaluation) before	1.00%
Apreciation (devaluation) variations	0.00%
Apreciation (devaluation) after	1.00%
B R [Member]
IfrsStatementLineItems [Line Items]
WACC,before	12.60%
WACC, variations	11.60%
WACC, after	10.60%
EBIT MARGIN, before	7.85%
EBIT MARGIN, variation	6.85%
EBIT MARGIN,after	5.85%
International [Member]
IfrsStatementLineItems [Line Items]
WACC,before	10.62%
WACC, variations	9.62%
WACC, after	8.62%
EBIT MARGIN, before	8.40%
EBIT MARGIN, variation	7.40%
EBIT MARGIN,after	6.40%